Accounting Policies - Property, Plant and Equipment (Details) - MXN ($) $ in Thousands		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Dismantling obligations amounted		$ 1,133,379	$ 1,129,184
Bottom Of Range
Property, plant and equipment
Estimated useful lives	20 years
Top Of Range
Property, plant and equipment
Estimated useful lives	65 years
Buildings | Bottom Of Range
Property, plant and equipment
Estimated useful lives		20 years
Buildings | Top Of Range
Property, plant and equipment
Estimated useful lives		50 years
Technical equipment | Bottom Of Range
Property, plant and equipment
Estimated useful lives		3 years
Technical equipment | Top Of Range
Property, plant and equipment
Estimated useful lives		30 years
Satellite Transponders
Property, plant and equipment
Estimated useful lives		15 years
Furniture and Fixtures | Bottom Of Range
Property, plant and equipment
Estimated useful lives		10 years
Furniture and Fixtures | Top Of Range
Property, plant and equipment
Estimated useful lives		15 years
Transportation Equipment | Bottom Of Range
Property, plant and equipment
Estimated useful lives		4 years
Transportation Equipment | Top Of Range
Property, plant and equipment
Estimated useful lives		8 years
Computer Equipment | Bottom Of Range
Property, plant and equipment
Estimated useful lives		3 years
Computer Equipment | Top Of Range
Property, plant and equipment
Estimated useful lives		6 years
Leasehold Improvements | Bottom Of Range
Property, plant and equipment
Estimated useful lives		5 years
Leasehold Improvements | Top Of Range
Property, plant and equipment
Estimated useful lives		30 years